Pensions (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Reconciliation of Benefit Obligation and Plan Assets
A reconciliation of the changes in projected benefit obligations (“PBO”) for our pension plans at fair value are as follows:

	As of December 31,
(In $ millions)	2025	2024
Benefit obligation at beginning of period	114.6	114.3
Interest cost	2.7	2.6
Actuarial loss	(25.8)	7.2
Benefits paid	(2.5)	(2.4)
Foreign exchange rate changes	13.7	(7.1)
Benefit obligation at end of period	102.7	114.6
The Defined Benefit Plans’ assets were invested in instruments that are similar in form to a guaranteed insurance contract. The fair value of plan assets is based on surrender values, which represent the present value of the insured benefits. This model uses significant unobservable inputs, representative of Level 3 fair value measurements.
A reconciliation of the changes in fair value of plan assets is as follows:

	As of December 31,
(In $ millions)	2025	2024
Fair value of plan assets at beginning of period	114.6	114.3
Actual return on plan assets	(23.1)	9.8
Benefits paid	(2.5)	(2.4)
Foreign exchange rate changes	13.7	(7.1)
Fair value of plan assets at end of period	102.7	114.6

Schedule of Benefit Cost	Benefit cost includes the following components:

	For the Years Ended December 31,
(In $ millions)	2025	2024	2023
Interest cost	2.7	2.6	2.7
Expected return on plan assets	(2.7)	(2.6)	(2.7)
Net benefit cost	—	—	—

Schedule of Defined Benefit Plans, Key Assumptions
The key assumptions for the valuation of the Defined Benefit Plans are summarized below:

	As of December 31,
Weighted Average Assumptions Used to Determine PBO	2025	2024
Discount rate	3.05% to 3.19%	2.17% to 2.30%

	For the Years Ended December 31,
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost	2025	2024	2023
Discount rate	2.17% to 2.30%	2.33% to 2.47%	2.54% to 2.93%
Expected long-term return on plan assets	2.17% to 2.30%	2.33% to 2.47%	2.54% to 2.93%

Schedule of Estimated Future Benefit Payments	The following table summarizes the benefit payments at December 31, 2025 estimated to be paid within the next ten years by the issuer of the guaranteed insurance contract:

	Payments by Period
	2026	2027	2028	2029	2030	Five Years Thereafter	Total
Estimated benefit payments	3.2	3.5	3.8	4.0	4.2	24.7	43.4